Basis of Preparation and Summary of Significant Accounting Policies - Schedule of Computation of Original and Restated Basic and Diluted Loss Per Share (Details) - EUR (€)
€ / shares in Units, € in Thousands
12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings per share [line items]
Profit (loss) for the year		€ (78,052)	€ (28,599)		€ (5,749)
Weighted average number of ordinary shares	[1]	39,628,088	11,093,087	[2]	4,323,770	[2]
Basic loss per share	[1]	€ (1.97)	€ (2.58)	[2]	€ (1.33)	[2]
Diluted loss per share	[1]	€ (1.97)	€ (2.58)	[2]	€ (1.33)	[2]
Weighted average number of ordinary shares - as recast	[3],[4]	39,628,088	23,636,341	[5]	9,212,775	[5]
Basic loss per share - restated	[3],[4],[6]	€ (1.97)	€ (1.21)		€ (0.62)
Diluted loss per share - restated	[3],[4],[6]	€ (1.97)	€ (1.21)		€ (0.62)
As Previously Reported
Earnings per share [line items]
Profit (loss) for the year	[7]	€ (78,052)	€ (28,599)		€ (5,749)
Weighted average number of ordinary shares	[1],[7]	81,559,780	11,325,442		5,000,000
Basic loss per share	[1],[7]	€ (0.96)	€ (2.53)		€ (1.15)
Diluted loss per share	[1],[7]	€ (0.96)	€ (2.53)		€ (1.15)
Weighted average number of ordinary shares - as recast	[3],[7]	81,559,780	24,131,427		10,653,636
Basic loss per share - restated	[3],[7]	€ (0.96)	€ (1.19)		€ (0.54)
Diluted loss per share - restated	[3],[7]	€ (0.96)	€ (1.19)		€ (0.54)
Error Correction
Earnings per share [line items]
Weighted average number of ordinary shares	[1]	(41,931,692)	(232,355)		(676,230)
Basic loss per share	[1]	€ (1.01)	€ (0.05)		€ (0.18)
Diluted loss per share	[1]	€ (1.01)	€ (0.05)		€ (0.18)
Weighted average number of ordinary shares - as recast	[3]	(41,931,692)	(495,086)		(1,440,861)
Basic loss per share - restated	[3]	€ (1.01)	€ (0.02)		€ (0.08)
Diluted loss per share - restated	[3]	€ (1.01)	€ (0.02)		€ (0.08)

[1]	Does not reflect the impact of the exchange ratio adjustment of approximately 2.13 as disclosed in Note 21 – Loss per Share.
[2]	Does not reflect the impact of the exchange ratio adjustment of approximately 2.13.
[3]	Recast for the exchange ratio of approximately 2.13 as disclosed in Note 21 – Loss per Share.
[4]	Recast for the exchange ratio of approximately 2.13.
[5]	Recasts for the exchange ratio of approximately of 2.13.
[6]

(*)	Restated - see Note 2 and Note 21

[7]	Represents the figures as reported in the Company's Original Form 20-F.